N-4	Apr. 27, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCOUNT B
Entity Central Index Key	0000072176
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Flexible Payment Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. For back-load Contracts purchased in the state of New York on or after
October 9, 2023, if you withdraw amounts from or surrender your Contract within seven years following the applicable Purchase Payment(s), you will be assessed a withdrawal charge of up to 7% of the Purchase Payment(s). Any applicable withdrawal (or surrender) charge, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $7,000.

For all other current back-load Contracts, if you withdraw amounts from or surrender your Contract within eight years following the applicable Purchase
Payment(s), you will be assessed a withdrawal charge of up to 6% of the
Purchase Payment(s). Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $6,000.

For prior back-load Contracts, cumulative Purchase Payment(s) are subject to a withdrawal charge of up to 8% (see Appendix B – Prior Contracts). Any applicable withdrawal (or surrender) charge, market value adjustment, federal/
state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $8,000. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

For a back-load contract, if amounts are transferred, withdrawn, surrendered, or annuitized from GIF 8 prior to the end of a Guaranteed Period, a Market
Value Adjustment may apply, which may be negative. A negative Market Value
Adjustment will result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate, if any. Yours will be greater if you also have to pay a surrender charge, taxes or tax penalties.
Fee and Expense Tables – Contract Fees and Expenses Charges and Adjustments – Adjustments Appendix B – Prior Contracts
Are There Transaction Charges?
Yes. In addition to (or instead of) withdrawal charges and Market Value
Adjustments, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load on front-load Contracts, as well as charges for expedited delivery or wire transfers.
Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on Contract version and whether Contract class is front-load or back- load)	0.40%[1]	1.26%[1]
	Investment Options (Portfolio company fees and expenses)	0.14%[2]	2.50%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2025. [2]As a percentage of Portfolio assets. [3]As a percentage of entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.
Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $563[1]	HIGHEST ANNUAL COST $4,293[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges
●No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. For back-load Contracts purchased in the state of New York on or after
October 9, 2023, if you withdraw amounts from or surrender your Contract within seven years following the applicable Purchase Payment(s), you will be assessed a withdrawal charge of up to 7% of the Purchase Payment(s). Any applicable withdrawal (or surrender) charge, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $7,000.

For all other current back-load Contracts, if you withdraw amounts from or surrender your Contract within eight years following the applicable Purchase
Payment(s), you will be assessed a withdrawal charge of up to 6% of the
Purchase Payment(s). Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $6,000.

For prior back-load Contracts, cumulative Purchase Payment(s) are subject to a withdrawal charge of up to 8% (see Appendix B – Prior Contracts). Any applicable withdrawal (or surrender) charge, market value adjustment, federal/
state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $8,000. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

For a back-load contract, if amounts are transferred, withdrawn, surrendered, or annuitized from GIF 8 prior to the end of a Guaranteed Period, a Market
Value Adjustment may apply, which may be negative. A negative Market Value
Adjustment will result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate, if any. Yours will be greater if you also have to pay a surrender charge, taxes or tax penalties.
Fee and Expense Tables – Contract Fees and Expenses Charges and Adjustments – Adjustments Appendix B – Prior Contracts

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to (or instead of) withdrawal charges and Market Value
Adjustments, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load on front-load Contracts, as well as charges for expedited delivery or wire transfers.
Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on Contract version and whether Contract class is front-load or back- load)	0.40%[1]	1.26%[1]
	Investment Options (Portfolio company fees and expenses)	0.14%[2]	2.50%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2025. [2]As a percentage of Portfolio assets. [3]As a percentage of entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.
Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $563[1]	HIGHEST ANNUAL COST $4,293[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges
●No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.40%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.26%
Investment Options (of Other Amount) Minimum [Percent]	0.14%
Investment Options (of Other Amount) Maximum [Percent]	2.50%
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	1As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2025.
Optional Benefits Footnotes [Text Block]	3As a percentage of entire benefit.
Investment Options Footnotes [Text Block]	2As a percentage of Portfolio assets.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.
Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $563[1]	HIGHEST ANNUAL COST $4,293[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges
●No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Lowest Annual Cost [Dollars]	$ 563
Highest Annual Cost [Dollars]	$ 4,293
Lowest Annual Cost Footnotes [Text Block]	[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Highest Annual Cost Footnotes [Text Block]	[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Risks [Table Text Block]
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.	The Investment Options
Is This a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.

A transfer, withdrawal, surrender, or annuitization from GIF 8 prior to the end of a Guaranteed Period may result in a negative Market Value Adjustment. A negative Market Value Adjustment will result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate, if any.

Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market
Division of the Separate Account, unless you instruct us to allocate the amounts to the other Division(s) of the Separate Account of a new Guaranteed Period
for GIF 8.
The Investment Options – Fixed Options The Contract – Generally
What Are the Risks Associated with the Investment Options?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options before making an investment decision.
The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment
(MVA), which could decrease the amount transferred or withdrawn from the
GIF 8. You should carefully consider the effects of a negative MVA before making a transfer or withdrawal from GIF 8.
The Investment Options
What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks related to the Insurance
Company (Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about
Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
The Company

Investment Restrictions [Text Block]	Yes. Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio. The GIF 8 fixed account option may not be available under all Contracts.
Key Information, Benefit Restrictions [Text Block]	Yes. Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions) will generally be subject to ordinary income tax rates, and may be subject to penalties.
Investment Professional Compensation [Text Block]	The Contract is sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of Purchase Payments, and Northwestern Mutual may share revenue it earns on the Contract with its affiliated broker-dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new Contract rather than continue to own an existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee and Expense TablesContract Fees and ExpensesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or the Contract. There are two sets of tables: one for a front-load Contract (in which a sales charge is assessed when Purchase Payments are made) and one for a back-load Contract (in which a sales charge is assessed if and when amounts are withdrawn). Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. (Note: there are two Transaction Expenses tables for back-load Contracts: one for back-load Contracts purchased in the State of New York on or after October 9, 2023, and one for all other states and dates.) The Transaction Expenses tables describe the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column (the [RR] series) shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B of the Prospectus.Front-Load Contract (in which a sales charge is assessed when Purchase Payments are made)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Maximum Sales Load (as a percentage of Purchase Payments)[2]	4.5%	4.5%	4.0%	4.0%	3.0%	3.0%	8.0%	8.0%
Withdrawal Charge	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charge[3]	$17	$17	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30	N/A	N/A
Base Contract Expenses (as a percentage of Separate Account assets)[6]	0.75%	0.45%	0.75%	0.40%	1.0%	0.75%	1.0%	0.75%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A	N/A	N/A
Back-Load Contracts (in which a sales charge is assessed if and when amounts are withdrawn) purchased in NY on or after October 9, 2023
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[2]	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	7.00%	7.00%	8.00%	8.00%	8.00%	8.00%
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charges[3]	$17	$17	$17	$17	$17	$17
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15
Back-Load Contracts (in which a sales charge is assessed if and when amounts are withdrawn) purchased in all Other States and Dates
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[2]	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	6.00%	6.00%	8.00%	8.00%	8.00%	8.00%
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charges[3]	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15
We may apply a negative Market Value Adjustment to amounts transferred, withdrawn, surrendered, or annuitized from GIF 8 prior to the end of a Guaranteed Period. A negative Market Value Adjustment may result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate, if any.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[6]	1.50%	1.10%	1.50%	1.25%	1.50%	1.25%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A
1 Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [the “RR” series] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B in the Prospectus.2 The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contracts, the base contract expense and the Withdrawal Charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Base Contract Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”)3 For express mail delivery with signature required; the express mail delivery charge without signature is $15.4 We also charge $15 for wire transfers in connection with withdrawals.5 We charge an Annual Contract Fee of $30. We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days prior notice.6 We reserve the right to increase the current base contract expenses to the maximum annual rate of 0.75% for the front-load Contract. For back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We reserve the right to increase the current base contract expense to the maximum annual rate of 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on the Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units have reached Withdrawal Charge Category Zero. For further information on Class B and Class A Accumulation Units, see “Base Contract Charges—Reduction of Charges.” The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.7 The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.Annual Portfolio Operating ExpensesThe table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Investment Options Available Under the Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2025 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Administrative Expense, Footnotes [Text Block]	We charge an Annual Contract Fee of $30. We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days prior notice.
Base Contract Expense, Footnotes [Text Block]	We reserve the right to increase the current base contract expenses to the maximum annual rate of 0.75% for the front-load Contract. For back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We reserve the right to increase the current base contract expense to the maximum annual rate of 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on the Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units have reached Withdrawal Charge Category Zero. For further information on Class B and Class A Accumulation Units, see “Base Contract Charges—Reduction of Charges.” The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Operating ExpensesThe table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Investment Options Available Under the Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2025 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Portfolio Company Expenses [Text Block]	Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	2.50%
Surrender Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in New York on or after October 9, 2023:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$11,415	$20,423	$27,531	$45,748
If you annuitize at the end of the applicable time period:	$4,415	$13,423	$22,531	$45,748
If you do not surrender your Contract:	$4,415	$13,423	$22,531	$45,748
Back-Load Contract With the Enhanced Death Benefit – for current Contracts Purchased in all other States and Dates:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$10,405	$19,394	$26,485	$45,666
If you annuitize at the end of the applicable time period:	$4,405	$13,394	$22,485	$45,666
If you do not surrender your Contract:	$4,405	$13,394	$22,485	$45,666
Front-Load Contract With the Enhanced Death Benefit:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$7,982	$15,186	$22,583	$41,956
If you annuitize at the end of the applicable time period:	$7,982	$15,186	$22,583	$41,956
	1 year	3 years	5 years	10 years
If you do not surrender your Contract:	$7,982	$15,186	$22,583	$41,956
[1] The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.03% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2025.
Annuitize Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in New York on or after October 9, 2023:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$11,415	$20,423	$27,531	$45,748
If you annuitize at the end of the applicable time period:	$4,415	$13,423	$22,531	$45,748
If you do not surrender your Contract:	$4,415	$13,423	$22,531	$45,748
Back-Load Contract With the Enhanced Death Benefit – for current Contracts Purchased in all other States and Dates:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$10,405	$19,394	$26,485	$45,666
If you annuitize at the end of the applicable time period:	$4,405	$13,394	$22,485	$45,666
If you do not surrender your Contract:	$4,405	$13,394	$22,485	$45,666
Front-Load Contract With the Enhanced Death Benefit:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$7,982	$15,186	$22,583	$41,956
If you annuitize at the end of the applicable time period:	$7,982	$15,186	$22,583	$41,956
	1 year	3 years	5 years	10 years
If you do not surrender your Contract:	$7,982	$15,186	$22,583	$41,956
[1] The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.03% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2025.
No Surrender Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in New York on or after October 9, 2023:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$11,415	$20,423	$27,531	$45,748
If you annuitize at the end of the applicable time period:	$4,415	$13,423	$22,531	$45,748
If you do not surrender your Contract:	$4,415	$13,423	$22,531	$45,748
Back-Load Contract With the Enhanced Death Benefit – for current Contracts Purchased in all other States and Dates:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$10,405	$19,394	$26,485	$45,666
If you annuitize at the end of the applicable time period:	$4,405	$13,394	$22,485	$45,666
If you do not surrender your Contract:	$4,405	$13,394	$22,485	$45,666
Front-Load Contract With the Enhanced Death Benefit:
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$7,982	$15,186	$22,583	$41,956
If you annuitize at the end of the applicable time period:	$7,982	$15,186	$22,583	$41,956
	1 year	3 years	5 years	10 years
If you do not surrender your Contract:	$7,982	$15,186	$22,583	$41,956
[1] The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.03% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2025.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal RisksMarket Risk You can lose money by investing in the Contract. The value of your investment and any returns will depend on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks. You bear the risk of any decline in your Contract Value resulting from poor performance. The investment risks are described in the prospectuses for each Portfolio.Early Withdrawal Risk The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions. The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment (MVA), which could decrease the amount transferred or withdrawn from the GIF 8 prior to the end of a Guaranteed Period. A negative Market Value Adjustment may result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate, if any.Contract Benefits Risk Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires. Early withdrawals of the accumulation value of your Contract may reduce the value of the benefit and may limit investment performance. Additionally, withdrawals of the entire value of the Contract may terminate the Contract. A partial surrender or withdrawal may result in a reduction of the Benefit that is greater than the amount of the withdrawal or partial surrender.Insurance Company Risks Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.Contract Changes Risk We reserve the right to remove or substitute investment options, stop accepting additional purchase payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales. In the future, we may increase current charges under the Contract up to the guaranteed maximum.Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
●Only payable if the Annuitant dies
before the Maturity Date
●Income Plans have their own
payout benefit rules at death (see
below)
●Is reduced for withdrawals
●If payee elects to continue the
Contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
●Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
●Must be elected at issue
●Cannot be added once terminated
●There is a charge for this benefit

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
●Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
●Variable income plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
●Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
●Transfers between Income Plans
are only allowed under limited
circumstances

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Preservation+ Strategy
Allows Owners to allocate all or
a portion of their initial
Purchase Payment to a strategy
designed to preserve the
principal of amounts allocated
to the strategy through the
crediting of a fixed rate of
interest to the portion invested
in GIF 8 while permitting
participation in the potential risk
and returns of their selected
Divisions
		Optional	No Charge
●Not available for front-load
Contracts
●Subject to investment minimum
and maximums and other
conditions
●Guaranteed Period is limited and
guaranteed amounts are subject to
the claims-paying ability of
Northwestern Mutual

Reinvestment of Redemptions	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge	Standard	No Charge
●Request to void redemption must
be made within 60 days without
passing the Contract anniversary
●Requests will not be processed
where redemption proceeds were
paid by a check payable to the
Owner and cashed or proceeds
directly deposited into a bank
account

Terminal Illness Benefit	Waives withdrawal charges if primary Annuitant is terminally ill	Standard	No Charge	●Must meet timing and definitional requirements for “terminal illness”
Nursing Home Benefit	Waives withdrawal charges if primary Annuitant is confined to a nursing home	Standard	No Charge	●Applies after first Contract anniversary ●Confinement must be medically necessary for 90 consecutive days
Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	●Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	●Proportionate deductions may be limited for amounts in the Guaranteed Interest Funds ●Withdrawal charges may apply to amounts in excess of the free withdrawal amount ●Taxes or penalties may apply
Special Withdrawal Privilege	Allows the withdrawal of 10% of Contract Value without a surrender charge	Standard	No Charge	●Contract must be at least $10,000 ●Applies only after the first Contract anniversary
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	●Ordinarily ends upon transfers from applicable Divisions ●Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	●Minimum Contract Value required for eligibility
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance	Standard	No charge	●Only one model is available at a time ●Models are “static” and therefore the Owner must make an affirmative election to change models ●Available models may change in the future
[1] The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.[2] Variable income plans continue to be assessed Base Contract Charges.
Benefits Available [Table Text Block]	Benefits Available Under the ContractThe following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
●Only payable if the Annuitant dies
before the Maturity Date
●Income Plans have their own
payout benefit rules at death (see
below)
●Is reduced for withdrawals
●If payee elects to continue the
Contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
●Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
●Must be elected at issue
●Cannot be added once terminated
●There is a charge for this benefit

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
●Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
●Variable income plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
●Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
●Transfers between Income Plans
are only allowed under limited
circumstances

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Preservation+ Strategy
Allows Owners to allocate all or
a portion of their initial
Purchase Payment to a strategy
designed to preserve the
principal of amounts allocated
to the strategy through the
crediting of a fixed rate of
interest to the portion invested
in GIF 8 while permitting
participation in the potential risk
and returns of their selected
Divisions
		Optional	No Charge
●Not available for front-load
Contracts
●Subject to investment minimum
and maximums and other
conditions
●Guaranteed Period is limited and
guaranteed amounts are subject to
the claims-paying ability of
Northwestern Mutual

Reinvestment of Redemptions	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge	Standard	No Charge
●Request to void redemption must
be made within 60 days without
passing the Contract anniversary
●Requests will not be processed
where redemption proceeds were
paid by a check payable to the
Owner and cashed or proceeds
directly deposited into a bank
account

Terminal Illness Benefit	Waives withdrawal charges if primary Annuitant is terminally ill	Standard	No Charge	●Must meet timing and definitional requirements for “terminal illness”
Nursing Home Benefit	Waives withdrawal charges if primary Annuitant is confined to a nursing home	Standard	No Charge	●Applies after first Contract anniversary ●Confinement must be medically necessary for 90 consecutive days
Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	●Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	●Proportionate deductions may be limited for amounts in the Guaranteed Interest Funds ●Withdrawal charges may apply to amounts in excess of the free withdrawal amount ●Taxes or penalties may apply
Special Withdrawal Privilege	Allows the withdrawal of 10% of Contract Value without a surrender charge	Standard	No Charge	●Contract must be at least $10,000 ●Applies only after the first Contract anniversary
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	●Ordinarily ends upon transfers from applicable Divisions ●Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	●Minimum Contract Value required for eligibility
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance	Standard	No charge	●Only one model is available at a time ●Models are “static” and therefore the Owner must make an affirmative election to change models ●Available models may change in the future
[1] The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.[2] Variable income plans continue to be assessed Base Contract Charges.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A - Investment Options Available Under the ContractPortfolios Available Under the ContractThe following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[6]	O’Connor Alternative Investments, LLC [7]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[8] (formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	7.99%	12.14%	10.82%
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.56%	23.36%	16.83%	23.76%
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	0.98%[1]	18.47%	9.53%	9.23%
[1] This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.[2] A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser. [3] Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. [4] A series of American Funds Insurance Series®.[5] The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.[6] A series of Cantor Fitzgerald Variable Insurance Trust (formerly “Credit Suisse Trust”).[7] Effective March 31, 2026, O’Connor Alternative Investments, LLC succeeded UBS Asset Management (Americas) LLC as the Portfolio’s investment adviser. [8] A series of Columbia Funds Variable Insurance Trust.[9]The Fidelity® VIP Contrafund® Portfolio is a series of Variable Insurance Products Fund II. The Fidelity® VIP Mid Cap Portfolio and Fidelity® VIP Value Strategies Portfolio are each a series of Variable Insurance Products Fund III. The Fidelity® VIP Health Care Portfolio and Fidelity® VIP Technology Portfolio are each a series of Variable Insurance Products Fund IV. The Fidelity® VIP Bond Index Portfolio is a series of Variable Insurance Products Fund V.[10]The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc. [11] A series of John Hancock Variable Insurance Trust.[12]A series of Neuberger Berman Advisers Management Trust. [13] A series of Russell Investment Funds. [14] Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[6]	O’Connor Alternative Investments, LLC [7]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[8] (formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	7.99%	12.14%	10.82%
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.56%	23.36%	16.83%	23.76%
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	0.98%[1]	18.47%	9.53%	9.23%

Temporary Fee Reductions, Current Expenses [Text Block]	This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account Investment Options Available Under the ContractThe following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with notice before doing so. See “The Investment Options - Fixed Option(s)” above for more information.Note: If amounts are withdrawn from Guaranteed Interest Fund 8 before the end of its term, we will apply a Market Value Adjustment. A negative Market Value Adjustment will result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate for GIF 8, if any. See “Charges and Adjustments – Adjustments” for more information.
Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Fund 1	1 Year	0.50%
Guaranteed Interest Fund 8	8 Years	0.50%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Fund 1	1 Year	0.50%
Guaranteed Interest Fund 8	8 Years	0.50%

Flexible Payment Variable Annuity | Growth Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Name [Text Block]	Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	Mason Street Advisors, LLC (MSA)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Flexible Payment Variable Annuity | Focused Appreciation Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Focused Appreciation Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	14.89%
Average Annual Total Returns, 10 Years [Percent]	17.07%
Flexible Payment Variable Annuity | Large Cap Core Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Large Cap Core Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	13.96%
Flexible Payment Variable Annuity | Large Cap Blend Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Flexible Payment Variable Annuity | Index 500 Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index
Portfolio Company Name [Text Block]	Index 500 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Flexible Payment Variable Annuity | Large Company Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital; income is a secondary objective
Portfolio Company Name [Text Block]	Large Company Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.48%
Flexible Payment Variable Annuity | Domestic Equity Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Domestic Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Flexible Payment Variable Annuity | Equity Income Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Equity Income Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Flexible Payment Variable Annuity | Mid Cap Growth Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Mid Cap Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Flexible Payment Variable Annuity | Index 400 Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index
Portfolio Company Name [Text Block]	Index 400 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.44%
Flexible Payment Variable Annuity | Mid Cap Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Name [Text Block]	Mid Cap Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Flexible Payment Variable Annuity | Small Cap Growth Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Small Cap Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	8.82%
Flexible Payment Variable Annuity | Index 600 Stock Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index
Portfolio Company Name [Text Block]	Index 600 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	9.48%
Flexible Payment Variable Annuity | Small Cap Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Small Cap Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Flexible Payment Variable Annuity | International Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	International Growth Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Flexible Payment Variable Annuity | Research International Core Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Research International Core Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Flexible Payment Variable Annuity | International Equity Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	International Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	38.35%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	6.65%
Flexible Payment Variable Annuity | Emerging Markets Equity Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	34.19%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Flexible Payment Variable Annuity | Government Money Market Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum current income to the extent consistent with liquidity and stability of capital[3]
Portfolio Company Name [Text Block]	Government Money Market Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Flexible Payment Variable Annuity | ShortTerm Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with prudent investment risk
Portfolio Company Name [Text Block]	Short-Term Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	2.40%
Flexible Payment Variable Annuity | Select Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital
Portfolio Company Name [Text Block]	Select Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
Flexible Payment Variable Annuity | LongTerm US Government Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	Long-Term U.S. Government Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.45%
Average Annual Total Returns, 1 Year [Percent]	6.15%
Average Annual Total Returns, 5 Years [Percent]	(7.18%)
Average Annual Total Returns, 10 Years [Percent]	(0.19%)
Flexible Payment Variable Annuity | Inflation Managed Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursue total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Name [Text Block]	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	2.82%
Flexible Payment Variable Annuity | High Yield Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High current income and capital appreciation
Portfolio Company Name [Text Block]	High Yield Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Flexible Payment Variable Annuity | MultiSector Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with prudent investment management
Portfolio Company Name [Text Block]	Multi-Sector Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Flexible Payment Variable Annuity | Active Passive Conservative Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation
Portfolio Company Name [Text Block]	Active/Passive Conservative Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.54%
Flexible Payment Variable Annuity | Active Passive Balanced Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income
Portfolio Company Name [Text Block]	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	6.76%
Flexible Payment Variable Annuity | Active Passive Moderate Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income
Portfolio Company Name [Text Block]	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Flexible Payment Variable Annuity | Active Passive Aggressive Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income
Portfolio Company Name [Text Block]	Active/Passive Aggressive Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.60%
Flexible Payment Variable Annuity | Active Passive Very Aggressive Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Active/Passive Very Aggressive Portfolio[2](formerly “Active/Passive All Equity Portfolio”)
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.63%
Flexible Payment Variable Annuity | American Funds® IS Growth Fund - Class 1A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 1A4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (CRMC)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Flexible Payment Variable Annuity | American Funds® IS Global Growth Fund - Class 1A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.63%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Flexible Payment Variable Annuity | American Funds® IS New World Fund® - Class 1A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds® IS New World Fund® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.27%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Flexible Payment Variable Annuity | American Funds® IS The Bond Fund of America® - Class 1A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Flexible Payment Variable Annuity | American Funds® IS Capital World Bond Fund® - Class 1A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide, over the long term, a high level of total return consistent with prudent investment management
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Flexible Payment Variable Annuity | American Funds® IS American High-Income Trust® - Class 1A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide a high level of current income; a secondary objective is capital appreciation
Portfolio Company Name [Text Block]	American Funds® IS American High-Income Trust® - Class 1A4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Flexible Payment Variable Annuity | BlackRock International Index V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund - Class I5
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	31.37%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Flexible Payment Variable Annuity | BlackRock Total Return V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximize total return, consistent with income generation and prudent investment management
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund - Class I5
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC/BlackRock International Limited & BlackRock (Singapore) Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	2.18%
Flexible Payment Variable Annuity | Cantor Fitzgerald Commodity Return Strategy Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[6]
Portfolio Company Adviser [Text Block]	O’Connor Alternative Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Flexible Payment Variable Annuity | Columbia VP Small Cap Value Discovery Fund - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Columbia VP Small Cap Value Discovery Fund - Class 1[8] (formerly “VP Small Cap Value Fund”)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Flexible Payment Variable Annuity | Fidelity VIP Mid Cap Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Flexible Payment Variable Annuity | Fidelity VIP Contrafund Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Flexible Payment Variable Annuity | Fidelity® VIP Value Strategies Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Flexible Payment Variable Annuity | Fidelity® VIP Health Care Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Flexible Payment Variable Annuity | Fidelity® VIP Technology Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	23.76%
Flexible Payment Variable Annuity | Fidelity® VIP Bond Index Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio - Initial Class[9]
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Flexible Payment Variable Annuity | John Hancock Disciplined Value International Trust - Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	John Hancock Disciplined Value International Trust - Series NAV[11]
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	41.02%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Flexible Payment Variable Annuity | John Hancock Real Estate Securities Trust - Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation and current income
Portfolio Company Name [Text Block]	John Hancock Real Estate Securities Trust - Series NAV[11]
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Flexible Payment Variable Annuity | John Hancock Strategic Income Opportunities Trust - Series NAV
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High level of current income
Portfolio Company Name [Text Block]	John Hancock Strategic Income Opportunities Trust - Series NAV[11]
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Flexible Payment Variable Annuity | Quality Equity Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria
Portfolio Company Name [Text Block]	Quality Equity Portfolio[12](formerly “Sustainable Equity Portfolio”)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Flexible Payment Variable Annuity | US Strategic Equity Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	U.S. Strategic Equity Fund[13]
Portfolio Company Adviser [Text Block]	Russell Investment Management LLC (RIM)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Flexible Payment Variable Annuity | US Small Cap Equity Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	U.S. Small Cap Equity Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.34%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Flexible Payment Variable Annuity | Global Real Estate Securities Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income and long-term growth of capital
Portfolio Company Name [Text Block]	Global Real Estate Securities Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Flexible Payment Variable Annuity | International Developed Markets Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	International Developed Markets Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	28.64%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Flexible Payment Variable Annuity | Strategic Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide total return
Portfolio Company Name [Text Block]	Strategic Bond Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	(1.07%)
Average Annual Total Returns, 10 Years [Percent]	1.77%
Flexible Payment Variable Annuity | LifePoints Variable Target Portfolio Series Moderate Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income and moderate long-term capital appreciation
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Flexible Payment Variable Annuity | LifePoints Variable Target Portfolio Series Balanced Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Above-average long-term capital appreciation and a moderate level of current income
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Flexible Payment Variable Annuity | LifePoints Variable Target Portfolio Series Aggressive Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High long-term capital appreciation; and as a secondary objective, current income
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Flexible Payment Variable Annuity | LifePoints Variable Target Portfolio Series Equity Aggressive Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High long-term capital appreciation
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Flexible Payment Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Only payable if the Annuitant dies before the Maturity Date ●Income Plans have their own payout benefit rules at death (see below)●Is reduced for withdrawals ●If payee elects to continue the Contract in force, additional restrictions may apply
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitHow Much is the Death Benefit? The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)●If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).●If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)●If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:●the Contract Value (determined as described immediately below); or●the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.
Calculation Method of Benefit [Text Block]	Guaranteed Minimum Death Benefit ExamplesSet forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen. An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary. Enhanced Death Benefit ExamplesSet forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2024–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2025–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2025–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant and the ownership rights of any surviving joint owner are terminated unless the joint owner is also named as a Beneficiary. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant." [New]: "Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:●continue the Contract (as described above),●receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or●receive the Death Benefit as a lump sum check.In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. Generally, amounts distributed as the Death Benefit are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Flexible Payment Variable Annuity | Enhanced Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Death Benefit
Purpose of Benefit [Text Block]	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
Brief Restrictions / Limitations [Text Block]	●Not available for all issue ages and enhanced death benefit adjustments are limited by the primary Annuitant’s age●Must be elected at issue●Cannot be added once terminated●There is a charge for this benefit
Name of Benefit [Text Block]	Enhanced Death Benefit
Flexible Payment Variable Annuity | Income Plans
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Plans
Purpose of Benefit [Text Block]	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense, Footnotes [Text Block]	Variable income plans continue to be assessed Base Contract Charges.
Brief Restrictions / Limitations [Text Block]	●Plans for Annuity Payments for a specified period are not available for Contracts issued after May 1, 2013●Variable income plans are subject to some Contract charges (as well as expenses of the underlying Portfolios) and are subject to market risk●Fixed income plans are funded through withdrawals from the Separate Account and may be subject to a withdrawal charge●Transfers between Income Plans are only allowed under limited circumstances
Name of Benefit [Text Block]	Income Plans
Operation of Benefit [Text Block]	Income PlansGenerally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a Withdrawal Charge in determining the withdrawal value. (See “Withdrawal Charges.”) Amounts transferred to our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). Under Contracts currently offered, on the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed
Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.Description of Variable Income Plans The following variable income plans are available:1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected period certain, whichever is later. You may select a period certain of either 10 or 20 years, or you may choose a plan with no period certain. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a period certain of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years period certain or the remaining lifetime of the survivor, whichever is longer.We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Flexible Payment Variable Annuity | Preservation+ Strategy
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Preservation+ Strategy
Purpose of Benefit [Text Block]	Allows Owners to allocate all or a portion of their initial Purchase Payment to a strategy designed to preserve the principal of amounts allocated to the strategy through the crediting of a fixed rate of interest to the portion invested in GIF 8 while permitting participation in the potential risk and returns of their selected Divisions
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Not available for front-load Contracts ●Subject to investment minimum and maximums and other conditions ●Guaranteed Period is limited and guaranteed amounts are subject to the claims-paying ability of Northwestern Mutual
Name of Benefit [Text Block]	Preservation+ Strategy
Flexible Payment Variable Annuity | Reinvestment of Redemptions
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Reinvestment of Redemptions
Purpose of Benefit [Text Block]	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Request to void redemption must be made within 60 days without passing the Contract anniversary●Requests will not be processed where redemption proceeds were paid by a check payable to the Owner and cashed or proceeds directly deposited into a bank account
Name of Benefit [Text Block]	Reinvestment of Redemptions
Operation of Benefit [Text Block]	Reinvestment of Redemptions In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a Withdrawal Charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any Withdrawal Charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your Financial Representative.Example: John Doe has a back-load Contract and decides to withdraw $2,000. The accumulation value of his contract at the time of the withdrawal request was $25,000. After the withdrawal, John’s contract had a value of $23,000 and he received $1,880 in proceeds. John receives his requested withdrawal amount after deducting $120, which is the Withdrawal Charge (6% in years 1-3) applied to the amount withdrawn ($2,000 x 0.06 = $120). Forty-five days later, John requests to void his previous redemption request. At the time of this request, John’s contract has decreased in value due to the investment experience of the Divisions and was worth $22,000. The Company refunds the amount withdrawn as well as the Withdrawal Charge ($2,000 total) increasing the Contract Value to $24,000.
Flexible Payment Variable Annuity | Terminal Illness Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Benefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if primary Annuitant is terminally ill
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Must meet timing and definitional requirements for “terminal illness”
Name of Benefit [Text Block]	Terminal Illness Benefit
Operation of Benefit [Text Block]	Terminal Illness Benefit Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.Example: John Doe is the Owner of a back-load Contract and after one year of owning the Contract, he becomes terminally ill with a life expectancy of 12 months. John requests to take a withdrawal that would have normally been subject to a Withdrawal Charge of 6%. In that instance, if he satisfies the conditions of the rider, the Company would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.
Flexible Payment Variable Annuity | Nursing Home Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Home Benefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if primary Annuitant is confined to a nursing home
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Applies after first Contract anniversary●Confinement must be medically necessary for 90 consecutive days
Name of Benefit [Text Block]	Nursing Home Benefit
Operation of Benefit [Text Block]	Nursing Home Benefit Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.Example: John Doe is the Owner of a back-load Contract and after one year of owning the Contract, he becomes confined to a nursing home for 90 consecutive days. John requests to take a withdrawal that would have normally been subject to a Withdrawal Charge of 6%. In that instance, if he satisfies the conditions of the rider, the Company would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.The Terminal Illness and Nursing Home Benefits are not available in New York.
Flexible Payment Variable Annuity | Automatic Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Purpose of Benefit [Text Block]	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Cannot use with portfolio rebalancing
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Operation of Benefit [Text Block]	Automatic Dollar-Cost Averaging The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semiannual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time. Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.
Flexible Payment Variable Annuity | Systematic Withdrawal Plan
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Purpose of Benefit [Text Block]	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Proportionate deductions may be limited for amounts in the Guaranteed Interest Funds●Withdrawal charges may apply to amounts in excess of the free withdrawal amount●Taxes or penalties may apply
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Operation of Benefit [Text Block]	Systematic Withdrawal Privilege You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.
Flexible Payment Variable Annuity | Special Withdrawal Privilege
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Special Withdrawal Privilege
Purpose of Benefit [Text Block]	Allows the withdrawal of 10% of Contract Value without a surrender charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Contract must be at least $10,000●Applies only after the first Contract anniversary
Name of Benefit [Text Block]	Special Withdrawal Privilege
Operation of Benefit [Text Block]	Special Withdrawal Privilege You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.
Flexible Payment Variable Annuity | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen mix of Divisions
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Ordinarily ends upon transfers from applicable Divisions●Cannot use with dollar cost averaging
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.Only contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. A program of regular investing cannot assure a profit or protect against loss in a declining market.
Flexible Payment Variable Annuity | Interest Sweeps
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Interest Sweeps
Purpose of Benefit [Text Block]	Automatically transfers interest from the GIF to any combination of Divisions
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Minimum Contract Value required for eligibility
Name of Benefit [Text Block]	Interest Sweeps
Operation of Benefit [Text Block]	Interest Sweeps If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.
Flexible Payment Variable Annuity | Asset Allocation Models
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Allocation Models
Purpose of Benefit [Text Block]	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Only one model is available at a time●Models are “static” and therefore the Owner must make an affirmative election to change models●Available models may change in the future
Name of Benefit [Text Block]	Asset Allocation Models
Operation of Benefit [Text Block]	Allocation Models The Company currently makes available allocation models at no extra charge. An Owner can select only one model at a time. Each of the five models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from conservative to very aggressive. Generally, the five models can be characterized as follows:
Conservative
This combination of Divisions has Portfolios that generally invest in a mix of mostly fixed income securities and some equity securities in order to preserve principal, provide liquidity and income to seek modest growth.

Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high- risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by contacting their financial representative or by calling 1-888-455-2232. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should consult their financial representative for more information about available allocation models and whether investment in a model is appropriate for them.Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time but this will not affect an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Contract (see “Substitution of Portfolio Shares and Other Changes” above for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers Between Divisions” above for more information about how to change portfolio allocations).Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.
Flexible Payment Variable Annuity | Expedited Delivery
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	For express mail delivery with signature required; the express mail delivery charge without signature is $15.
Flexible Payment Variable Annuity | Wire Transfer
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We also charge $15 for wire transfers in connection with withdrawals.
Flexible Payment Variable Annuity | Guaranteed Interest Fund 1
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed OptionsDuring the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. Information regarding the features of each currently offered Guaranteed Account, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A to this prospectus. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. All material state variations are described in Appendix C.Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.Upon expiration of a Guaranteed Period for GIF 1, any amounts remaining in that Guaranteed Account will begin a new one-year Guaranteed Period subject to a new Declared Rate unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to other Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8. The expiration date of a Guaranteed Period for any investment in a Guaranteed Account will be provided in your quarterly variable annuity summary statements and any transaction confirmations. We will provide the Owner a written notice regarding any changes in the availability of Guaranteed Periods at least 31 days prior to the effective date of the change. To obtain information regarding any changes to the currently offered Guaranteed Accounts, and the discontinuance or addition of Guaranteed Accounts, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.Moving into a Guaranteed Account You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from exchanges under Section 1035 or rollovers under Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Government Money Market Division.Moving out of a Guaranteed Account Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be greater than $50,000. These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:
Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years
Withdrawal Charge Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Charges—Withdrawal Charges.” Because the withdrawal charge will be deducted from the amount withdrawn and affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. Market Value Adjustment (GIF 8 Only) Transfers, withdrawals, surrenders, and annuitizations (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period may be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. A negative MVA will result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate for GIF 8, if any.
Fixed Option Details, Additional Information [Text Block]	Additional Information “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Charges and Adjustments”.) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Interest Fund 1
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.50%
Flexible Payment Variable Annuity | Guaranteed Interest Fund 8
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed OptionsDuring the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. Information regarding the features of each currently offered Guaranteed Account, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A to this prospectus. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. All material state variations are described in Appendix C.Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.Upon expiration of a Guaranteed Period for GIF 1, any amounts remaining in that Guaranteed Account will begin a new one-year Guaranteed Period subject to a new Declared Rate unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to other Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8. The expiration date of a Guaranteed Period for any investment in a Guaranteed Account will be provided in your quarterly variable annuity summary statements and any transaction confirmations. We will provide the Owner a written notice regarding any changes in the availability of Guaranteed Periods at least 31 days prior to the effective date of the change. To obtain information regarding any changes to the currently offered Guaranteed Accounts, and the discontinuance or addition of Guaranteed Accounts, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.Moving into a Guaranteed Account You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from exchanges under Section 1035 or rollovers under Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Government Money Market Division.Moving out of a Guaranteed Account Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be greater than $50,000. These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:
Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years
Withdrawal Charge Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Charges—Withdrawal Charges.” Because the withdrawal charge will be deducted from the amount withdrawn and affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. Market Value Adjustment (GIF 8 Only) Transfers, withdrawals, surrenders, and annuitizations (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period may be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. A negative MVA will result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate for GIF 8, if any.
Fixed Option Details, Additional Information [Text Block]	Additional Information “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Charges and Adjustments”.) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Interest Fund 8
Fixed Option Available, Term	8 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.50%
Flexible Payment Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract.
Flexible Payment Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment. A transfer, withdrawal, surrender, or annuitization from GIF 8 prior to the end of a Guaranteed Period may result in a negative Market Value Adjustment. A negative Market Value Adjustment will result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate, if any.Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market Division of the Separate Account, unless you instruct us to allocate the amounts to the other Division(s) of the Separate Account of a new Guaranteed Period for GIF 8.
Flexible Payment Variable Annuity | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk You can lose money by investing in the Contract. The value of your investment and any returns will depend on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks. You bear the risk of any decline in your Contract Value resulting from poor performance. The investment risks are described in the prospectuses for each Portfolio.
Flexible Payment Variable Annuity | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions. The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment (MVA), which could decrease the amount transferred or withdrawn from the GIF 8 prior to the end of a Guaranteed Period. A negative Market Value Adjustment may result in the loss of some or all previously credited interest in excess of the minimum guaranteed annual effective interest rate, if any.
Flexible Payment Variable Annuity | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires. Early withdrawals of the accumulation value of your Contract may reduce the value of the benefit and may limit investment performance. Additionally, withdrawals of the entire value of the Contract may terminate the Contract. A partial surrender or withdrawal may result in a reduction of the Benefit that is greater than the amount of the withdrawal or partial surrender.
Flexible Payment Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the Contract is subject to the risks related to the Insurance Company (Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Flexible Payment Variable Annuity | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk We reserve the right to remove or substitute investment options, stop accepting additional purchase payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales. In the future, we may increase current charges under the Contract up to the guaranteed maximum.
Flexible Payment Variable Annuity | Risks Associated with Investment Options
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio (including any fixed account investment options) will have its own unique risks. You should review these investment options before making an investment decision.The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment (MVA), which could decrease the amount transferred or withdrawn from the GIF 8. You should carefully consider the effects of a negative MVA before making a transfer or withdrawal from GIF 8.
Flexible Payment Variable Annuity | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Flexible Payment Variable Annuity | Back-Load New York
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,415
Surrender Expense, 3 Years, Maximum [Dollars]	20,423
Surrender Expense, 5 Years, Maximum [Dollars]	27,531
Surrender Expense, 10 Years, Maximum [Dollars]	45,748
Annuitized Expense, 1 Year, Maximum [Dollars]	4,415
Annuitized Expense, 3 Years, Maximum [Dollars]	13,423
Annuitized Expense, 5 Years, Maximum [Dollars]	22,531
Annuitized Expense, 10 Years, Maximum [Dollars]	45,748
No Surrender Expense, 1 Year, Maximum [Dollars]	4,415
No Surrender Expense, 3 Years, Maximum [Dollars]	13,423
No Surrender Expense, 5 Years, Maximum [Dollars]	22,531
No Surrender Expense, 10 Years, Maximum [Dollars]	45,748
Flexible Payment Variable Annuity | Back-Load New York | Expedited Delivery
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	17
Other Transaction Fee, Current [Dollars]	17
Flexible Payment Variable Annuity | Back-Load New York | Wire Transfer
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	15
Other Transaction Fee, Current [Dollars]	$ 15
Flexible Payment Variable Annuity | Back-Load
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Item 4. Fee Table [Line Items]
Transaction Expenses [Table Text Block]	Back-Load Contracts (in which a sales charge is assessed if and when amounts are withdrawn) purchased in NY on or after October 9, 2023
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[2]	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	7.00%	7.00%	8.00%	8.00%	8.00%	8.00%
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charges[3]	$17	$17	$17	$17	$17	$17
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15
Back-Load Contracts (in which a sales charge is assessed if and when amounts are withdrawn) purchased in all Other States and Dates
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[2]	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	6.00%	6.00%	8.00%	8.00%	8.00%	8.00%
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charges[3]	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	6.00%
Annual Contract Expenses [Table Text Block]	If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[6]	1.50%	1.10%	1.50%	1.25%	1.50%	1.25%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Other Amount), Maximum [Percent]	1.50%
Base Contract Expense (of Other Amount), Current [Percent]	1.10%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,405
Surrender Expense, 3 Years, Maximum [Dollars]	19,394
Surrender Expense, 5 Years, Maximum [Dollars]	26,485
Surrender Expense, 10 Years, Maximum [Dollars]	45,666
Annuitized Expense, 1 Year, Maximum [Dollars]	4,405
Annuitized Expense, 3 Years, Maximum [Dollars]	13,394
Annuitized Expense, 5 Years, Maximum [Dollars]	22,485
Annuitized Expense, 10 Years, Maximum [Dollars]	45,666
No Surrender Expense, 1 Year, Maximum [Dollars]	4,405
No Surrender Expense, 3 Years, Maximum [Dollars]	13,394
No Surrender Expense, 5 Years, Maximum [Dollars]	22,485
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,666
Flexible Payment Variable Annuity | Back-Load | Previously Offered [Member]
Item 3. Key Information [Line Items]
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Flexible Payment Variable Annuity | Back-Load | Enhanced Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Flexible Payment Variable Annuity | Back-Load | Expedited Delivery
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 17
Other Transaction Fee, Current [Dollars]	17
Flexible Payment Variable Annuity | Back-Load | Wire Transfer
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	15
Other Transaction Fee, Current [Dollars]	$ 15
Flexible Payment Variable Annuity | Front-Load
Item 4. Fee Table [Line Items]
Transaction Expenses [Table Text Block]	Front-Load Contract (in which a sales charge is assessed when Purchase Payments are made)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Maximum Sales Load (as a percentage of Purchase Payments)[2]	4.5%	4.5%	4.0%	4.0%	3.0%	3.0%	8.0%	8.0%
Withdrawal Charge	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charge[3]	$17	$17	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15	$15	$15

Sales Load (of Purchase Payments), Maximum [Percent]	4.50%
Sales Load (of Purchase Payments), Current [Percent]	4.50%
Sales Load, Footnotes [Text Block]	The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contracts, the base contract expense and the Withdrawal Charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Base Contract Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”)
Annual Contract Expenses [Table Text Block]	If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30	N/A	N/A
Base Contract Expenses (as a percentage of Separate Account assets)[6]	0.75%	0.45%	0.75%	0.40%	1.0%	0.75%	1.0%	0.75%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Other Amount), Maximum [Percent]	0.75%
Base Contract Expense (of Other Amount), Current [Percent]	0.45%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,982
Surrender Expense, 3 Years, Maximum [Dollars]	15,186
Surrender Expense, 5 Years, Maximum [Dollars]	22,583
Surrender Expense, 10 Years, Maximum [Dollars]	41,956
Annuitized Expense, 1 Year, Maximum [Dollars]	7,982
Annuitized Expense, 3 Years, Maximum [Dollars]	15,186
Annuitized Expense, 5 Years, Maximum [Dollars]	22,583
Annuitized Expense, 10 Years, Maximum [Dollars]	41,956
No Surrender Expense, 1 Year, Maximum [Dollars]	7,982
No Surrender Expense, 3 Years, Maximum [Dollars]	15,186
No Surrender Expense, 5 Years, Maximum [Dollars]	22,583
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,956
Flexible Payment Variable Annuity | Front-Load | Enhanced Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Flexible Payment Variable Annuity | Front-Load | Expedited Delivery
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 17
Other Transaction Fee, Current [Dollars]	17
Flexible Payment Variable Annuity | Front-Load | Wire Transfer
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	15
Other Transaction Fee, Current [Dollars]	$ 15